Share Capital, Warrants and Options	6 Months Ended
Jun. 30, 2019
SHARE CAPITAL, WARRANTS AND OPTIONS
Share Capital, Warrants and Options
8.	SHARE CAPITAL, WARRANTS AND OPTIONS

The authorized capital of the Company comprises an unlimited number of common shares without par value and 100,000,000 Series 1 convertible preferred shares without par value.

a)	Common shares issued and outstanding

There were no common shares issued during the six months period ended June 30, 2019.

As at June 30, 2019, the Company has 787,928,500 common shares issued and outstanding, (June 30, 2018 – 787,928,500).

2018

On April 19, 2018, the Company closed a non-brokered private placement equity financing of 233,333,333 units at a price of $0.075 per unit and raised aggregate gross proceeds of $17,500. Each unit consists of one common share and one-half of one common share purchase warrant of the Company. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.12 for a period of 24 months from its date of issuance. The Company incurred total share issuance costs of $579, of which $250 is recorded in trade payables at December 31, 2018. The Company allocated a $2,572 fair value to the warrants issued in conjunction with the private placement. The fair value of warrants was determined on a pro-rata basis using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 1.91% and an expected volatility of 94.26%.

Contemporary Amperex Technology Limited (“CATL”) subscribed for 200,000,000 units of the aforementioned private placement for a total purchase price of $15,000. At December 31, 2018, CATL beneficially owns, or exercises control or direction over approximately 25.38% of the currently issued and outstanding shares of the Company. As per the subscription agreement, CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

Sentient subscribed for 13,333,333 units of the aforementioned private placement for a total purchase price of $1,000. At December 31, 2018, Sentient beneficially owns, or exercises control or direction over 369,809,820 common shares constituting approximately 46.93% of the currently issued and outstanding shares of the Company.

As at December 31, 2018, the Company had 787,928,500 common shares issued and outstanding.

b)	Preferred shares issued and outstanding

As at June 30, 2019 and June 30, 2018, there are 590,931 series 1 preferred shares outstanding.

The rights and restrictions of the preferred shares are as follows:

i)	dividends shall be paid at the discretion of the directors;
ii)	the holders of the preferred shares are not entitled to vote except at meetings of the holders of the preferred shares, where they are entitled to one vote for each preferred share held;
iii)	the shares are convertible at any time after 6 months from the date of issuance, upon the holder serving the Company with 10 days written notice; and
iv)	the number of the common shares to be received on conversion of the preferred shares is to be determined by dividing the conversion value of the share, $1 per share, by $0.90.

c)	Warrants

A summary of common share purchase warrants activity during the six months period ended June 30, 2019 is as follows:

	June 30, 2019		December 31, 2018
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of the period	257,972,836	0.12	176,175,413	0.12
Issued	-	-	116,666,664	0.12
Cancelled / Expired	(74,480,497)	0.12	(34,869,241)	0.12

Outstanding, end of the period	183,492,339	0.12	257,972,836	0.12

At June 30, 2019, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
46,334,451	July 21, 2019[1,2,3]	0.12	0.02
20,491,224	August 15, 2019[3]	0.12	0.01
116,666,664	April 19, 2020	0.12	0.51
183,492,339			0.54

[1] The warrants were subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.18 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To June 30, 2019, the Company’s common shares have not met the criterion for acceleration.

2 On September 1, 2018, the TSXV approved an extension of the term of the warrants from July 21, 2018 to July 21, 2019. All other terms, including the exercise price, remain the same.

[3] Subsequently expired, unexercised.

d)	Stock options

The Company adopted a Stock Option Plan (the “Plan”), providing the authority to grant options to directors, officers, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. Under the Plan, the exercise price of each option equals the market price or a discounted price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years.

A summary of option activity under the Plan during the six months period ended June 30, 2019 is as follows:

	June 30, 2019		December 31, 2018
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of the period	25,945,500	0.18	20,720,500	0.23
Issued	-	-	6,425,000	0.12
Cancelled / Expired	-	-	(1,200,000)	0.18

Outstanding, end of the period	25,945,500	0.18	25,945,500	0.18

There were no incentive stock options granted during the period ended June 30, 2019.

During the period ended June 30, 2018, the Company granted 6,425,000 incentive stock options to employees, directors and consultants with a maximum term of 5 years. All stock options vest immediately and are exercisable at $0.12 per common share. The Company calculates the fair value of all stock options using the Black-Scholes Option Pricing Model. The fair value of this grant amounted to $287 and was recorded as a share-based payments expense.

The fair value of stock options granted and vested during the period ended June 30, 2018 was calculated using the following assumptions:

	June 30, 2019	June 30, 2018
Expected dividend yield	-	0%
Expected share price volatility	-	96.9% -101%
Risk free interest rate	-	2.04%-2.17%
Expected life of options	-	5 years

Details of options outstanding as at June 30, 2019 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price	Weighted average remaining contractual life (years)
2,440,000	2,440,000	Jul 9, 2019[1]	0.62	0.00
200,000	200,000	Aug 27, 2019	0.32	0.00
100,000	100,000	Sep 26, 2019	0.26	0.00
350,000	350,000	Nov 5, 2019	0.21	0.00
1,000,000	1,000,000	Dec 19, 2019	0.22	0.02
900,000	900,000	Feb 3, 2020	0.275	0.02
450,000	450,000	Oct 5, 2020	0.20	0.02
5,443,000	5,443,000	Jan 28, 2021	0.21	0.34
7,637,500	7,637,500	Feb 21, 2022	0.12	0.78
1,000,000	1,000,000	Dec 20, 2022	0.12	0.13
5,725,000	5,725,000	Feb 28, 2023	0.12	0.82
500,000	500,000	May 1, 2023	0.12	0.07
200,000	200,000	May 4, 2023	0.12	0.03
25,945,500	25,945,500			2.23

[1] Subsequently expired, unexercised.

e)	Reserve

The reserve records items recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited or expired unexercised options and warrants are transferred to deficit. During the year ended December 31, 2018 the Company recorded $317 of share-based payments and transferred $229 to deficit for expired options and warrants.

There were no share-based payments during the six months period ended June 30, 2019. During the six months period ended June 30, 2018 the Company recorded $317 of share-based payments to reserves. During the six months period ended June 30, 2019 the Company transferred $1,561 (June 30, 2018 - $79) to deficit for expired warrants and options.